Significant accounting principles	12 Months Ended
Dec. 31, 2018
Significant accounting principles [Abstract]
Significant accounting principles
Note 2 - Significant accounting principles

Statement of compliance

The DHT Holdings, Inc. consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

Basis of preparation

The financial statements have been prepared on a historical cost basis, except for derivative financial instruments that have been measured at fair value.  Historical cost is generally based on the fair value of the consideration given in exchange for assets.

The principal accounting policies are set out below.

Basis of consolidation

The consolidated financial statements comprise the financial statements of the Company and entities controlled by the Company (and its subsidiaries).  Unless otherwise specified, all subsequent references to the “Company” refer to DHT and its subsidiaries.  Control is achieved where the Company has power over the investee, is exposed or has the rights to variable returns from its investment with an entity and has the ability to affect those returns through its power over the entity.

The results of subsidiaries acquired or disposed during the year are included in the consolidated financial statements from the effective date of acquisition or up to the effective date of disposal, as appropriate.

The financial statements of the subsidiaries are prepared for the same reporting period as the parent company, using consistent accounting policies.  All intercompany balances and transactions have been eliminated upon consolidation.

Acquisitions made by the Company which do not qualify as a business combination under IFRS 3, “Business Combinations,” are accounted for as asset acquisitions.

Business combinations

Acquisitions of businesses are accounted for using the acquisition method.  The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the Company, liabilities incurred by the Company to the former owners of the acquiree and the equity interests issued by the Company in exchange for control of the acquiree.  Acquisition-related costs are generally recognized in profit or loss as incurred.

At the acquisition date, the identifiable assets, liabilities and contingent liabilities that meet the conditions for recognition are recognized at their fair value, except for non-current assets that are classified as held for sale and are recognized at the lower of carrying amount and fair value less cost to sell, and deferred tax assets and liabilities which are recognized at nominal value.

Goodwill arising on acquisition is recognized as an asset measured at the excess of the sum of the consideration transferred, the fair value of any previously held equity interest and the amount of any non-controlling interests in the acquiree over the net amounts of the identifiable assets acquired and the liabilities assumed.  If, after reassessment, the Company's interest in the net fair value of the acquiree's identifiable assets, liabilities and contingent liabilities exceed the total consideration of the business combination, the excess is recognized in the income statement immediately.

If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Company reports provisional amounts for the items for which the accounting is incomplete.  Those provisional amounts are adjusted during the measurement period, or additional assets or liabilities are recognized, to reflect new information obtained about facts or circumstances that existed at the acquisition date that, if known, would have affected the amounts recognized at that date.

Investments in associates

An associated company is an entity over which the Company has significant influence and that is not a subsidiary or a joint arrangement.  Significant influence is the power to participate in the financial and operating policy decisions of the investee but without the ability to have control over those policies.  Significant influence normally exists when the Company has 20% to 50% of the voting rights unless other terms and conditions affect the Company's influence.

The investments in associates are accounted for using the equity method.  Such investments are initially recognized at cost.  Cost includes the purchase price and other costs directly attributable to the acquisition such as professional fees and transaction costs.

Under the equity method the interest in the investment is based on the Company's proportional share of the associate's equity, including any excess value and goodwill.  The Company recognizes its share of net income, including depreciation and amortization of excess values and impairment losses, in “Share of profit from associated companies”.

The financial statements of the associate are prepared for the same reporting period as the Company.  When necessary, adjustments are made to bring the accounting policies in line with those of the Company.

After application of the equity method, the Company determines whether it is necessary to recognize an impairment loss.

Cash and cash equivalents

Interest-bearing deposits that are highly liquid investments and have a maturity of three months or less when purchased are included in cash and cash equivalents.  Cash and cash equivalents are recorded at their nominal amount on the statement of financial position.

Vessels

Vessels are stated at historical cost, less accumulated depreciation and accumulated impairment losses.  For vessels purchased, these costs include expenditures that are directly attributable to the acquisition of these vessels.  Depreciation is calculated on a straight-line basis over the useful life of the vessels, taking residual values into consideration, and adjusted for impairment charges or reversal of prior impairment charges, if any.

The estimated useful lives and residual values are reviewed at least at each year end, with the effect of any changes in estimate accounted for on a prospective basis.  We assume an estimated useful life of 20 years.  Each vessel's residual value is equal to the product of its lightweight tonnage and an estimated scrap rate per ton.

Capitalized drydocking costs are depreciated on a straight-line basis from the completion of a drydocking to the estimated completion of the next drydocking.

Capitalized scrubber costs are depreciated on a straight-line basis from the time of installation of the equiptment to the end of the estimated useful life.

Vessels under construction - pre-delivery installments

The initial pre-delivery installments made for vessels ordered in 2017 have been recorded in the statement of financial position as “Advances for vessels under construction” under Non-current assets.  No vessels were ordered in 2016 or 2018.  Vessels under construction are presented at cost less identified impairment losses, if any.  Costs relating to vessels under construction include pre-delivery installments to the shipyard and other vessel costs incurred during the construction period that are directly attributable to construction of the vessels, including borrowing costs, if any, incurred during the construction period.

Docking and survey expenditure

The Company's vessels are required to be drydocked every 30 to 60 months.  The Company capitalizes drydocking costs as part of the relevant vessel and depreciates those costs on a straight-line basis from the completion of a drydocking to the estimated completion of the next drydocking.  The residual value of such capital expenses is estimated at nil.  Drydock costs include a variety of costs incurred during the drydock project, including expenses related to the drydock preparations, tank cleaning, gas-freeing and re-inerting, purchase of spare parts, stores and services, port expenses at the drydock location, general shipyard expenses, expenses related to hull and outfitting, external surfaces and decks, cargo- and ballast tanks, engines, cargo systems, machinery, equipment and safety equipment on board the vessel as well as classification, Condition Assessment Programme (“CAP”) surveys and regulatory requirements.  Costs related to ordinary maintenance performed during drydocking are charged to the income statement as part of vessel operating expenses for the period which they are incurred.

Vessels held for sale

Vessels are classified separately as held for sale as part of current assets in the statement of financial position when their carrying amount will be recovered through a sale of transaction rather than continuing use. For this to be the case, the asset must be available for immediate sale in its present condition and its sale must be highly probable. For the sale to be highly probable, the appropriate level of management must be committed to a plan to sell the asset, and an active programme to locate a buyer and complete the plan must have been initiated. Further, the asset must be actively marketed for sale at a price that is reasonable in relation to its current fair value. In addition, the sale should be expected to qualify for recognition as a completed sale within one year from the date of classification. The probability of shareholders' approval should be considered as part of the assessment of whether the sale is highly probable. Vessels classified as held for sale are measured at the lower of their carrying amount and fair value less cost to sell.

Impairment of vessels

The carrying amounts of vessels held and used are reviewed for potential impairment whenever events or changes in circumstances indicate that the carrying amount of a particular asset may not be fully recoverable.  An asset's recoverable amount is the higher of an asset's or cash generating unit's (“CGU”) fair value less cost of disposal based on third-party broker valuations and its value in use and is determined for each individual asset, unless the asset does not generate cash inflows that are largely independent of those other assets or groups of assets.  The Company views each vessel as a separate CGU.  Where the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.  Such impairment is recognized in the income statement.  In assessing value in use, the estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.

The Company assesses at each reporting date if there is any indication that an impairment recognized in prior period may no longer exist or may have decreased.  A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the recoverable amount, however, not to an extent higher than the carrying amount that would have been determined, had no impairment loss been recognized in prior years.  Such reversals are recognized in the income statement.

Property, plant and equipment other than vessels

Property, plant and equipment are stated at historical cost less accumulated depreciation and any impairment charges.  Depreciations are calculated on a straight-line basis over the assets expected useful life and adjusted for any impairment charges.  Expected useful life is five years for furniture and fixtures and three years for computer equipment and software.  Expected useful lives are reviewed annually.  Ordinary repairs and maintenance costs are charged to the income statement during the financial period in which they are incurred.  Major assets with different expected useful lives are reported as separate components.  Property, plant and equipment are reviewed for potential impairment whenever events or changes in circumstances indicate that the carrying amount of an asset exceeds its recoverable amount.  The difference between the assets carrying amount and its recoverable amount is recognized in the income statement as impairment.  Property, plant and equipment that suffered impairment are reviewed for possible reversal of the impairment at each reporting date.

Bunkers

Bunkers is stated at the lower of cost and net realizable value.  Cost is determined using the FIFO method and includes expenditures incurred in acquiring the bunkers and delivery cost less discounts.

Leases

The determination of whether an arrangement is, or contains a lease, is based on the substance of the arrangement at inception date: whether fulfillment of the arrangement is dependent on the use of a specific or assets or the arrangement conveys a right to use the asset.  Time charters and bareboat charter arrangements are assessed to involve lease arrangements.  Leases in which a significant portion of the risks and rewards of the ownership are retained by the lessor are classified as operating lease.  The charter arrangements whereby the Company's vessels are leased are treated as operating leases.  Payments received under operating leases are further described in the paragraph discussing revenue.

Revenue and expense recognition

The Company recognizes revenue from the following major sources:

●	Revenue from time charters

●	Revenue from spot charters

Revenues from time charters and bareboat charters are accounted for as operating leases and are thus recognized on a straight-line basis over the rental periods of such charters.  Revenue is recognized from delivery of the vessel to the charterer until the end of the lease term.

Effective from January 1, 2018, the Company adopted the new accounting standard IFRS 15 Revenue from Contracts with Customers using the modified retrospective method. We recognized the cumulative effect of initially applying the new revenue standard as an adjustment to the opening balance of accumulated deficit. The comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods.

Revenue is measured based on the consideration to which the Company expects to be entitled in a contract with a customer and excludes amounts collected on behalf of third parties. The Company recognizes revenue when it transfers control of a product or service to a customer.

For vessels operating on spot charters, voyage revenues are, under the new revenue standard, recognized ratably over the estimated length of each voyage, calculated on a load-to-discharge basis.

Voyage expenses are capitalized between the previous discharge port, or contract date if later, and the next load port if they qualify as fulfilment cost under IFRS 15. To recognize costs incurred to fulfil a contract as an asset, the following criteria shall be met; (i) the costs relate directly to the contract, (ii) the costs generate or enhance resources of the entity that will be used in satisfying performance obligations in the future and (iii) the costs are expected to be recovered. The impact on the Company's consolidated financial statements are described below.

Time charters continue to be accounted as operating leases in accordance with IAS 17 and related interpretations and the implementation of the new revenue standard therefore did not have an effect on income recognition from such contracts.

Vessel expenses are expensed when incurred and include crew costs, vessel stores and supplies, lubricating oils, maintenance and repairs, insurance and communication costs.

The Company has entered into time charters where the Company has the opportunity to earn additional hire when vessel earnings exceed the basic hire amounts set forth in the charters. Additional hire, if any, is calculated and paid either monthly, quarterly or semi-annually in arrears and recognized as revenue in the period in which the revenue recognition criteria in accordance with IAS 17 was met.

Financial liabilities

Financial liabilities are classified as either financial liabilities “at fair value through profit or loss” (FVTPL) or “other financial liabilities”.  The FVTPL category comprises the Company's derivatives.  Other financial liabilities of the Company are classified as “other financial liabilities”.

(a)	Other financial liabilities

Other financial liabilities, including debt, are initially measured at fair value, net of transaction costs.  Other financial liabilities are subsequently measured at amortized cost using the effective interest method, with interest expense recognized on an effective yield basis.

The effective interest method is a method of calculating the amortized cost of a financial liability and of allocating interest expense over the relevant period.  The effective interest rate is the rate that discounts estimated future cash payments through the expected life of the financial liability, or, where appropriate, a shorter period.

(b)	Derivatives

The Company uses interest rate swaps to convert part of the interest-bearing debt from floating to fixed rate.

Derivatives are initially recognized at fair value at the date a derivative contract is entered into and are subsequently re-measured to their fair value at each reporting date.  The resulting gain and loss is recognized in profit or loss immediately.

Fair Value Measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction in the principal (or most advantageous) market at the measurement date under current market conditions.  Fair value is an exit price regardless of whether that price is directly observable or estimated using another valuation technique.

Financial assets - receivables

Trade receivables are measured at amortized cost using the effective interest method, less any impairment.  Normally the interest element could be disregarded since the receivables are short term.  The Company regularly reviews its accounts receivables and estimates the amount of uncollectible receivables each period and establishes an allowance for uncollectible amounts.  The amount of the allowance is based on the age of unpaid amounts, information about the current financial strength of customers and other relevant information.

Derecognition of financial assets and financial liabilities

The Company derecognizes a financial asset only when the contractual rights to cash flows from the asset expire, or when it transfers the financial asset and substantially all risks and reward of ownership of the asset to another entity.

The Company derecognizes financial liabilities when, and only when, the Company's obligations are discharged, cancelled or expire.

Foreign currency

The functional currency of the Company and each of the Vessel Subsidiaries is the U.S. dollar.  This is because the Company's vessels operate in international shipping markets, in which revenues and expenses are settled in U.S. dollars, and the Company's most significant assets and liabilities in the form of vessels and related liabilities are denominated in U.S. dollars.  For the purposes of presenting these consolidated financial statements, the assets and liabilities of the Company's foreign operations are translated into U.S. dollar using exchange rates prevailing at the end of each reporting period.  Income and expense items are translated at the average exchange rates for the period, unless exchange rates fluctuate significantly during the period, in which case the exchange rates at the date of the transactions are used.  Exchange differences arising, if any, are recognized in other comprehensive income and accumulated in equity.

Classification in the Statement of Financial Position

Current assets and current liabilities include items due less than one year from the reporting date, and items related to the operating cycle, if longer, and those primarily held for trading.  The current portion of long-term debt is included as current liabilities.  Other assets than those described above are classified as non-current assets.

Where the Company holds a derivative as an economic hedge (even if hedge accounting is not applied) for a period beyond 12 months after the reporting date, the derivative is classified as non-current (or separated into current and non-current).

Related parties

Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions.  Parties are related if they are subject to common control or common significant influence.  Key management personnel of the Company are also related parties.  All transactions between the related parties are recorded at estimated market value.

Taxes

The Company is a foreign corporation that is not subject to United States federal income taxes.  Further, the Company is not subject to income taxes or tax reporting requirements imposed by the Marshall Islands, the country in which it is incorporated.

The Norwegian management company, DHT Management AS, is subject to taxation in Norway and the companies in Singapore, DHT Ship Management (Singapore) Pte. Ltd., DHT Chartering (Singapore) Pte. Ltd. and DHT Management Pte. Ltd., are subject to taxation in Singapore.

Income tax expense represents the sum of the taxes currently payable and deferred tax.  Taxes payable are provided based on taxable profits at the current tax rate.  Deferred taxes are recognized on differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit.  Deferred tax liabilities are generally recognized for all temporary differences and deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilized.

Stock Compensation

Employees of the Company receive remuneration in the form of restricted common stock and stock options that are subject to vesting conditions. Equity-settled share-based payment is measured at the fair value of the equity instrument at the grant date.

The fair value determined at the grant date is expensed on a straight-line basis over the vesting period, based on the Company's estimate of equity instruments that will eventually vest.

Pension

For defined benefit retirement plans, the cost of providing benefits is determined using the projected unit credit method, with actuarial valuations being carried out at the end of each reporting period.  Remeasurement, comprising actuarial gains and losses, the effect of the changes to the asset ceiling (if applicable) and the return on plan assets (excluding interest), is reflected immediately in the statement of financial position with a charge or credit recognized in other comprehensive income in the period in which it occurs.  Remeasurement recognized in other comprehensive income is reflected immediately in retained earnings and will not be reclassified to profit or loss.  Past service cost is recognized in profit or loss in the period of a plan amendment.  Net interest is calculated by applying the discount rate at the beginning of the period to the net defined benefit liability or asset.

The retirement benefit obligation recognized in the consolidated statement of financial position represents the actual deficit or surplus in the Group's defined benefit plan.  Any surplus resulting from this calculation is limited to the present value of any economic benefit available in the form of refunds from the plans or reductions in future contributions to the plans.

Segment information

The Company has only one operating segment, and consequently does not provide segment information, except for the entity-wide disclosures required.

Use of estimates

The preparation of financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from those estimates.  Areas where significant estimates have been applied are:

●
Depreciation: As described above, the Company reviews estimated useful lives and residual values each year.  Estimated useful lives may change due to changed end-user requirements, costs related to maintenance and upgrades, technological development and competition as well as industry, environmental and legal requirements.  In addition, residual value may vary due to changes in market prices on scrap. The estimated depreciation period applied to the scrubbers is based on expected future economic life. The scrubbers, are fitted to meet requirements of the IMO Sulphur Cap that will be implemented from January 1, 2020 and they are expected to have a life of three years from that date.

●
Drydock period: The drydock period impacts the depreciation rate applied to capitalized survey cost.  The vessels are required by their respective classification societies to go through a dry dock at regular intervals.  In general, vessels below the age of 15 years are docked every five years and vessels older than 15 years are docked every 2-1/2 years.

●
Value in use: As described in note 6, in assessing “value in use,” the estimated future cash flows are discounted to their present value. In developing estimates of future cash flows, we must make significant assumptions about future charter rates, future use of vessels, ship operating expenses, drydocking expenditures, utilization rates, fixed commercial and technical management fees, residual value of vessels, the estimated remaining useful lives of the vessels and the discount rate.

Use of judgment

In the process of applying the Company's accounting policies, management has made the following judgments which have the most significant effect on the amounts recognized in the financial statements:

Impairment

Each of the Company's vessels has been treated as a separate Cash Generating Unit (“CGU”) as the vessels have cash inflows that are largely independent of the cash inflows from other assets and therefore can be subject to a value-in-use analysis.

Judgment has been applied in connection with the assessment of indicators of impairment or reversal of prior impairment.

Acquisition of 11 VLCCs from BW Group

In March 2017, the Company entered into a Vessel Acquisition Agreement (“VAA”) with BW Group Limited (“BW Group”) providing for the acquisition of BW's VLCC fleet. The fleet consisted of 11 VLCCs, including two newbuildings. All nine vessels in the water were delivered to DHT during the second quarter of 2017 and the two newbuildings were delivered to DHT during the second quarter of 2018. The vessels were delivered without contracts, except for one time-charter agreement lasting for a limited period of time. Ship management was transferred to our associate Goodwood Ship Management Pte Ltd using the same strategy as used for the rest of the DHT fleet. One vessel had a short term ship management agreement with BW Group until the time-charter agreement expired. None of the other vessels had any open contracts associated with them at the time of delivery to DHT. No employees were transferred to DHT as part of the VAA. On evaluation of the facts and circumstances of the acquisition, management concluded that the acquisition from BW Group did not constitute a business combination (as defined in IFRS 3 Business Combinations), and as such, treated the acquisition of the 11 VLCCs as an asset acquisition in accordance with IAS 16 Property, Plant and Equipment.

Application of new and revised International Financial Reporting Standards (“IFRSs”)

(a)	New and revised IFRSs, and interpretations mandatory for the first time for the financial year beginning January 1, 2018.

Adoption of IFRS 9 Financial Instruments

In July 2014, the IASB finalized the reform of financial instruments accounting and issued IFRS 9  Financial Instruments (as revised in 2014), which contains the requirements for a) the classification and measurement of financial assets and financial liabilities, b) impairment methodology and c) general hedge accounting. IFRS 9 (as revised in 2014) superseded IAS 39 Financial Instruments: Recognition and Measurement effective January 1, 2018.

Key requirements of IFRS 9:

The new standard requires all financial assets to be subsequently measured at amortized cost or fair value depending on the business model of the legal entity in relation to the management of the financial assets and the contractual cash flows of the financial assets. In relation to the impairment of financial assets, IFRS 9 uses an expected credit loss model that requires an entity to account for expected credit losses and changes in those expected credit losses at each reporting date to reflect changes in credit risk since initial recognition. The standard also requires financial liabilities to be classified as either at fair value through profit or loss or at amortized cost. IFRS 9 also introduced a new hedge accounting model that is designed to be more closely aligned with how entities undertake risk management activities when hedging financial and non-financial risk exposures. The company does not apply hedge accounting on its interest rate swaps in relation to its floating rate debt.

The application of IFRS 9 Financial Instruments did not have a material impact on the Company's consolidated financial statements.

Adoption of IFRS 15 Revenue from Contracts with Customers

Effective January 1, 2018, the Company adopted the new accounting standard IFRS 15 Revenue from Contracts with Customers using the modified retrospective method. We recognized the cumulative effect of initially applying the new revenue standard as an adjustment to the opening balance of accumulated deficit. The comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods.

For vessel operating on spot charters, voyage revenues are, under the new revenue standard, recognized ratably over the estimated length of each voyage, calculated on a load-to discharge basis. Voyage expenses are capitalized between the previous discharge port, or contract date if later, and the next load port if they qualify as fulfillment cost under IFRS 15. To recognize cost incurred to fulfil a contract as an asset, the following criteria shall be met: (i) the costs relate directly to the contract, (ii) the cost generate or enhance resources of the entity that will be used in satisfying performance obligations in the future and (iii) the costs are expected to be recovered.

Time charters continue to be accounted as operating lease in accordance with IAS 17 and related interpretations and the implementation of the new revenue standard therefore did not have an effect on income recognition from such contracts.

The cumulative effect of the adjustments made to our consolidated statement of financial position at January 1, 2018 from the adoption of IFRS 15 Revenue from Contracts with Customers was as follows:

Condensed consolidated statement of financial position
(Dollars in thousands)	Balance at December 31, 2017	Adjustments due to IFRS 15	Balance at January 1, 2018
Assets
Accounts receivable and accrued revenues	42,212	(7,437)	34,775
Capitalized voyage expenses	-	1,888	1,888
Liabilities
Accounts payable and accrued expenses	17,427	(815)	16,613
Stockholders' equity
Accumulated deficit	(222,087)	(4,734)	(226,821)

The impact of the adoption of IFRS 15 Revenue from Contracts with Customers on our consolidated statement of financial position as of December 31, 2018, consolidated income statement and consolidated statement of cash flow were as follows:

Condensed consolidated statement of financial position
	Balance as of December 31, 2018
	As reported	Adjustments due to IFRS 15	Balance without adoption of IFRS 15
Assets
Accounts receivable and accrued revenues	60,196	8,271	68,467
Capitalized voyage expenses	1,633	(1,633)	0
Liabilities
Accounts payable and accrued expenses	28,634	602	29,236
Stockholders' equity
Accumulated deficit	(285,383)	6,036	(279,347)

Condensed consolidated income statement 2018

(Dollars in thousands)	As reported	Adjustments due to IFRS 15	Without adoption of IFRS 15
Shipping revenues	375,941	834	376,776
Voyage expenses	(161,891)	468	(161,423)
Profit/(loss) for the year	(46,927)	1,302	(45,625)

Condensed consolidated statement of cash flow 2018

(Dollars in thousands)	As reported	Adjustments due to IFRS 15	Without adoption of IFRS 15
Profit/(loss) for the year	(46,927)	1,302	(45,625)
Accounts receivable and accrued revenues	(25,421)	(834)	(26,255)
Capitalized voyage expenses	255	(255)	(0)
Accounts payable and accrued expenses	8,234	(213)	8,021
Net cash provided by operating activities	53,985	(0)	53,985

Voyage expenses are capitalized between the previous discharge port, or contract date if later, and the next load port and amortized between load port and discharge port. The closing balance of assets recognized from the costs to obtain or fulfil a contract was $1.6 million as per December 31, 2018. During the twelve months of 2018, $1.5 million was amortized and no impairment losses were recognized in the period.

IFRS 15 requires disclosure of the aggregate amount of the transaction price allocated to performance obligations that are unsatisfied (or partially unsatisfied) as of the end of the reporting period and an explanation of when an entity expects to recognize these amounts as revenue. We have applied the practical expedient related to performance obligations with reference to IFRS 15:121(a), as the original expected duration of the underlying contract is one year or less. Consequently, no disclosure is presented in the notes to the consolidated financial statements.

According to IFRS 15:114 an entity shall disaggregate revenue recognized from contracts with customers into categories that depict how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors. DHT's business is to operate a fleet of crude oil tankers and management has organized the entity as one segment based upon on the service provided. Consequently, the Company does not disaggregate revenue recognized from contracts with customers.

(b) New and revised IFRSs that are not mandatorily effective (but allow early application) for the year ending December 31, 2018.

The Company has not applied the following new and revised IFRSs that have been issued but are not yet effective:

○	IFRS 16 Leases
○	Amendments to IFRS 9 Prepayment Features with Negative Compensation
○	Amendments to IAS 28 Long-term Interests in Associates and Joint Ventures
○	Annual Improvements to IFRS Standards 2015-2017 Cycle, Amendments to IFRS 3 Business Combinations, IFRS 11 Joint Arrangements, IAS 12 Income Taxes and IAS 23 Borrowing Costs
○	Amendments to IAS 19 Employee Benefits, Plan Amendment, Curtailments or Settlements
○	IFRS 10 Consolidated Financial Statements and IAS 28 (amendments), Sale or Contribution of Assets between an Investor and its Associate or Joint Venture
○	IFRIC 23 Uncertainty over Income Tax Treatments

IFRS 16 Leases

IFRS 16 Leases introduces a comprehensive model for the identification of lease arrangements and accounting treatments for both lessors and lessees. IFRS 16 will supersede the current lease guidance, including IAS 17 Leases and the related interpretations when it becomes effective. The Company will adopt the standard on January 1, 2019 by using the modified retrospective method.

IFRS 16 distinguishes leases and service contracts on the basis of whether an identified asset is controlled by a customer. Distinctions of operating leases (off balance sheet) and finance leases (on balance sheet) are removed for lessee accounting, and is replaced by a model where a right-of-use asset and a corresponding liability have to be recognized for all leases by lessees (i.e., all on balance sheet) except for short-term leases and leases of low-value assets.

The right-of-use asset is initially measured at cost and subsequently measured at cost (subject to certain exceptions) less accumulated depreciation and impairment losses, adjusted for any remeasurement of the lease liability. The lease liability is initially measured at the present value of the lease payments that are not paid at that date. Subsequently, the lease liability is adjusted for interest and lease payments, as well as the impact of lease modifications, amongst others. Furthermore, the classification of cash flows will also be affected as operating lease payments under IAS 17 are presented as operating cash flows; whereas under the IFRS 16 model, the lease payments will be split into a principal and an interest portion which will be presented as financing and operating cash flows, respectively.

In contrast to lessee accounting, IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17, and continues to require a lessor to classify a lease either as an operating lease or a finance lease. As at December 31, 2018, the Company does not have any bareboat charters or pool arrangements. Voyage charters are not likely to meet the new definition, as the charterer typically does not have the right to direct the use of the vessel and similarly, contracts of affreightment are unlikely to meet the definition of a lease, since they are contracts for the provision of a service rather than the use of an identified asset. The implementation of IFRS 16 will not have a material impact on the Company's consolidated financial statements. The Company will recognize a lease liability and a corresponding lease asset of $1.5 million related to the two office rental contracts in Singapore and Norway that fall within the definition of a lease in accordance with IFRS 16. There will be no transition effect on the opening balance of equity.

Amendments to IFRS 9 Prepayment Features with Negative Compensation

The amendments to IFRS 9 clarify that for the purpose of assessing whether a prepayment feature meets the SPPI condition, the party exercising the option may pay or receive reasonable compensation for the prepayment irrespective of the reason for prepayment. In other words, prepayment features with negative compensation do not automatically fail SPPI.

The amendment applies to annual periods beginning on or after January 1, 2019, with earlier application permitted. There are specific transition provisions depending on when the amendments are first applied, relative to the initial application of IFRS 9.

The Company does not anticipate that the application of the amendments in the future will have a significant impact on the Company's consolidated financial statements.

Amendments to IAS 28 Long-term Interests in Associates and Joint Ventures

The amendment clarifies that IFRS 9, including its impairment requirements, applies to long‑term interests. Furthermore, in applying IFRS 9 to long‑term interests, an entity does not take into account adjustments to their carrying amount required by IAS 28 (i.e., adjustments to the carrying amount of long‑term interests arising from the allocation of losses of the investee or assessment of impairment in accordance with IAS 28).

The amendments apply retrospectively to annual reporting periods beginning on or after January 1, 2019. Earlier application is permitted. Specific transition provisions apply depending on whether the first‑time application of the amendments coincides with that of IFRS 9.

The Company does not anticipate that the application of the amendments in the future will have a significant impact on the Company's consolidated financial statements.

Annual Improvements to IFRS Standards 2015-2017 Cycle Amendments to IFRS 3 Business Combinations, IFRS 11 Joint Arrangements, IAS 12 Income Taxes and IAS 23 Borrowing Costs

The Annual Improvements include amendments to four Standards.

IAS Income Taxes
The amendments clarify that an entity should recognise the income tax consequences of dividends in profit or loss, other comprehensive income or equity according to where the entity originally recognised the transactions that generated the distributable profits. This is the case irrespective of whether different tax rates apply to distributed and undistributed profits.

IAS 23 Borrowing Costs
The amendments clarify that if any specific borrowing remains outstanding after the related asset is ready for its intended use or sale, that borrowing becomes part of the funds that an entity borrows generally when calculating the capitalisation rate on general borrowings.

IFRS 3 Business Combinations
The amendments to IFRS 3 clarify that when an entity obtains control of a business that is a joint operation, the entity applies the requirements for a business combination achieved in stages, including remeasuring its previously held interest (PHI) in the joint operation at fair value. The PHI to be remeasured includes any unrecognised assets, liabilities and goodwill relating to the joint operation.

IFRS 11 Joint Arrangements
The amendments to IFRS 11 clarify that when a party that participates in, but does not have joint control of, a joint operation that is a business obtains joint control of such a joint operation, the entity does not remeasure its PHI in the joint operation.

All the amendments are effective for annual periods beginning on or after January 1, 2019 and generally require prospective application. Earlier application is permitted.

The Company does not anticipate that the application of the annual improvements in the future will have a significant impact on the Company's consolidated financial statements.

Amendments to IAS 19 Employee Benefits Plan Amendment, Curtailment or Settlement

The amendments clarify that the past service cost (or of the gain or loss on settlement) is calculated by measuring the defined benefit liability (asset) using updated assumptions and comparing benefits offered and plan assets before and after the plan amendment (or curtailment or settlement) but ignoring the effect of the asset ceiling (that may arise when the defined benefit plan is in a surplus position). IAS 19 is now clear that the change in the effect of the asset ceiling that may result from the plan amendment (or curtailment or settlement) is determined in a second step and is recognised in the normal manner in other comprehensive income.

The paragraphs that relate to measuring the current service cost and the net interest on the net defined benefit liability (asset) have also been amended. An entity will now be required to use the updated assumptions from this remeasurement to determine current service cost and net interest for the remainder of the reporting period after the change to the plan. In the case of the net interest, the amendments make it clear that for the period post plan amendment, the net interest is calculated by multiplying the net defined benefit liability (asset) as remeasured under
IAS 19.99 with the discount rate used in the remeasurement (also taking into account the effect of contributions and benefit payments on the net defined benefit liability (asset)).

The amendments are applied prospectively. They apply only to plan amendments, curtailments or settlements that occur on or after the beginning of the annual period in which the amendments to IAS 19 are first applied. The amendments to IAS 19 must be applied to annual periods beginning on or after January 1, 2019, but they can be applied earlier if an entity elects to do so.

The Company does not anticipate that the application of the amendments in the future will have a significant impact on the Company's consolidated financial statements.

IFRS 10 Consolidated Financial Statements and IAS 28 (amendments) Sale or Contribution of Assets between an Investor and its Associate or Joint Venture

The amendments to IFRS 10 and IAS 28 deal with situations where there is a sale or contribution of assets between an investor and its associate or joint venture. Specifically, the amendments state that gains or losses resulting from the loss of control of a subsidiary that does not contain a business in a transaction with an associate or a joint venture that is accounted for using the equity method, are recognised in the parent's profit or loss only to the extent of the unrelated investors' interests in that associate or joint venture. Similarly, gains and losses resulting from the remeasurement of investments retained in any former subsidiary (that has become an associate or a joint venture that is accounted for using the equity method) to fair value are recognised in the former parent's profit or loss only to the extent of the unrelated investors' interests in the new associate or joint venture.

The effective date of the amendments has yet to be set by the IASB; however, earlier application of the amendments is permitted.

The Company does not anticipate that the application of the amendments in the future will have a significant impact on the Company's consolidated financial statements.

IFRIC 23 Uncertainty over Income Tax Treatments

IFRIC 23 sets out how the accounting tax position when there is uncertainty over income tax treatments. The Interpretation requires an entity to:

(i)	Determine whether uncertain tax positions are assessed separately or as a group; and

(ii)	Assess whether it is probable that a tax authority will accept an uncertain tax treatment used, or proposed to be used, by an entity in its income tax filings:

-	If yes, the entity should determine its accounting tax position consistently with the tax treatment used or planned to be used in its income tax filings.

-	If no, the entity should reflect the effect of uncertainty in determining its accounting tax position.

The Interpretation is effective for annual periods beginning on or after January 1, 2019. Entities can apply the Interpretation with either full retrospective application or modified retrospective application without restatement of comparative retrospectively or prospectively.

The Company does not anticipate that the application of IFRIC 23 will have a significant impact on the Company's consolidated financial statements.